Leases (Details) - Schedule of Maturities of Lease Liabilities	Mar. 31, 2023 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 548,443
2025	466,791
2026	250,451
2027	250,451
2028	231,522
Thereafter	141,001
Total future minimum lease payments	1,888,659
Less: imputed interest	301,779
Present value of lease liabilities	$ 1,586,880